Commitments (Detail) - BRL (R$) R$ in Thousands	Jul. 31, 2019	Dec. 31, 2025
Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value		R$ 22,926,446
Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	R$ 645,573	R$ 6,100,000
Rumo Malha Paulista S.A. [member] | Bottom of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	1 year
Rumo Malha Paulista S.A. [member] | Top of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	3 years